INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Disclosure of major components of tax expense (income)	The main movements for the period are as follows:

	For years ended December 31,
	2025	2024
Current tax:
Current tax expense in respect of the current year	$163,006	$55,107
Adjustment in respect of prior years (i)	11,995	32,410
Current income tax expense	$175,001	$87,517

Deferred tax:
Deferred income tax expense recognized in the current year	$48,491	$6,501
Adjustments in respect of prior years	1,846	2,965
Foreign exchange	8,708	17,202
Deferred income tax expense	$59,045	$26,668

Income tax expense	$234,046	$114,185
(i) The majority of the value for the prior year relates to the Mali settlement, which closed all open tax assessments related to prior years. The Mali settlement is further described in note 10.

Disclosure of reconciliation of accounting profit multiplied by applicable tax rates and average effective tax rate

	For years ended December 31,
Description	2025	2024
Earnings (loss) before income taxes	$237,353	$(5,366)
Canadian statutory tax rate (%)	26.5%	26.5%

Expected income tax expense (recovery)	62,899	(1,422)
Impact of (lower) higher foreign tax rates (i)	11,361	11,798
Permanent differences (ii)	6,393	34,358
Unused tax losses and tax offsets (recognized) not recognized in deferred tax assets	87,480	6,596
Unrealized foreign exchange losses (gains) in tax expense	5,635	16,795
True-up of tax provisions in respect of prior years	3,804	(3,055)
Withholding taxes	4,205	3,709
Tax settlements	10,040	37,331
Uncertain tax positions	10,288	1,100
Planned distribution of foreign earnings	29,807	7,049
Other	2,134	(74)
Income tax expense	$234,046	$114,185

Income tax expense is represented by:
Current income tax expense	$175,001	$87,517
Deferred income tax (recovery)/expense	59,045	26,668
Net income tax expense (recovery)	$234,046	$114,185
(i) The Company operates in foreign tax jurisdictions that have tax rates that differ from the Canadian statutory rate. Côte d'Ivoire is taxable at a rate of 25%, Mali is taxable at a rate of 30% and Ethiopia is taxable at a rate of 25%. In addition, the Company has expenses in jurisdictions that are not taxable.
(ii) Permanent differences include $40.1 million of non-deductible costs relating to the Mali settlement in 2024.

Disclosure of analysis of deferred income tax assets (liabilities)
The following is an analysis of the deferred income tax assets (liabilities) presented in the consolidated balance sheets:

	As at December 31, 2025	As at December 31, 2024
The net deferred income tax assets (liabilities) are classified as follows:
Deferred tax assets	$3,377	$21,656
Deferred tax liabilities	(56,071)	(15,305)
	$(52,694)	$6,351

December 31, 2025	Opening Asset (Liability)	(Charge) credit to profit and loss	Closing Asset (Liability)
ARO	$15,239	$1,685	$16,924
Deferred stripping	10,946	(6,510)	4,437
PP&E	12,357	(2,228)	10,129
Mining interests	(40,528)	(17,954)	(58,482)
Inventory	2,699	7,318	10,017
Investment in subsidiaries	(7,049)	(30,202)	(37,251)
Provisions	3,764	(5,598)	(1,834)
Leases	3,331	35	3,366
Losses	5,591	(5,591)	—
	$6,350	$(59,045)	$(52,694)

December 31, 2024	Opening Asset (Liability)	(Charge) credit to profit and loss	Closing Asset (Liability)
ARO	$6,009	$9,230	$15,239
Deferred stripping	25,921	(14,975)	10,946
PP&E	22,263	(9,906)	12,357
Mining interests	(34,110)	(6,418)	(40,528)
Inventory	7,099	(4,400)	2,699
Investment in subsidiaries	—	(7,049)	(7,049)
Provisions	1,105	2,659	3,764
Leases	—	3,331	3,331
Losses	4,731	860	5,591
	$33,018	$(26,668)	$6,350
At the reporting date, the Company has unrecognized deferred tax assets as follows:

	For the years ended December 31
	2025	2024
Deductible temporary differences (no expiry)	$113,392	$22,479
Operating losses	54,338	18,038
Unrecognized deferred tax assets	$167,730	$40,517

Operating losses at December 31, 2025 will expire as follows:

	Cote d'Ivoire	Canada	Total
2029	$—	$—	$—
2030	$9,180	$—	$9,180
2031 and onwards	$—	$196,391	$196,391
Total	$9,180	$196,391	$205,571

Disclosure of unrecognized deductible temporary differences and unused tax losses
The following is an analysis of the deferred income tax assets (liabilities) presented in the consolidated balance sheets:

	As at December 31, 2025	As at December 31, 2024
The net deferred income tax assets (liabilities) are classified as follows:
Deferred tax assets	$3,377	$21,656
Deferred tax liabilities	(56,071)	(15,305)
	$(52,694)	$6,351

December 31, 2025	Opening Asset (Liability)	(Charge) credit to profit and loss	Closing Asset (Liability)
ARO	$15,239	$1,685	$16,924
Deferred stripping	10,946	(6,510)	4,437
PP&E	12,357	(2,228)	10,129
Mining interests	(40,528)	(17,954)	(58,482)
Inventory	2,699	7,318	10,017
Investment in subsidiaries	(7,049)	(30,202)	(37,251)
Provisions	3,764	(5,598)	(1,834)
Leases	3,331	35	3,366
Losses	5,591	(5,591)	—
	$6,350	$(59,045)	$(52,694)

December 31, 2024	Opening Asset (Liability)	(Charge) credit to profit and loss	Closing Asset (Liability)
ARO	$6,009	$9,230	$15,239
Deferred stripping	25,921	(14,975)	10,946
PP&E	22,263	(9,906)	12,357
Mining interests	(34,110)	(6,418)	(40,528)
Inventory	7,099	(4,400)	2,699
Investment in subsidiaries	—	(7,049)	(7,049)
Provisions	1,105	2,659	3,764
Leases	—	3,331	3,331
Losses	4,731	860	5,591
	$33,018	$(26,668)	$6,350
At the reporting date, the Company has unrecognized deferred tax assets as follows:

	For the years ended December 31
	2025	2024
Deductible temporary differences (no expiry)	$113,392	$22,479
Operating losses	54,338	18,038
Unrecognized deferred tax assets	$167,730	$40,517

Operating losses at December 31, 2025 will expire as follows:

	Cote d'Ivoire	Canada	Total
2029	$—	$—	$—
2030	$9,180	$—	$9,180
2031 and onwards	$—	$196,391	$196,391
Total	$9,180	$196,391	$205,571